Business Combinations	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Business Combinations	15 Business Combinations
Acquisitions in 2024:
(a) Acquisition of Pinnacle Fuel LLC
On 5 January 2024, the Group acquired all of the share capital in Pinnacle Fuel LLC ('Pinnacle)
from Empire Holdings Group LLC for the consideration noted below. Pinnacle is a physical oil trading business and has been purchased in order to facilitate the back-to-back oil trading business.

$m
Cash consideration	4.0
Total consideration	4.0

Fair value of identifiable net assets:
Trade and other receivables	0.8
Intangible assets	1.5
Trade and other payables	(0.8)
Total fair value of identifiable assets and liabilities	1.5
Goodwill	2.5
Intangible assets
The customer list intangible assets relate to new customer relationships introduced to the Group.
The fair value was determined by using the excess earnings method.
Trade and other receivables
Trade and other receivables consist of trade receivables of $0.8m. The fair value of trade receivables approximates to their book value. Gross contractual amounts of trade receivables are $0.8m.
Acquisition related costs
Acquisition related costs (included in other expenses) amounted to $0.2m.
Contribution to the Group's results
Pinnacle contributed $2.3m revenue and a profit before tax of $1.0m to the Group’s results for the period between the date of acquisition and the reporting date. Pinnacle did not generate any profit or loss between the first day of the financial year and its acquisition date, thus there would be no impact on revenue and profit before tax should the entity have been acquired on the first day of the year.
Goodwill
The goodwill recognised on acquisition related to the expected growth and revenue synergies with the Group's existing product and service offerings and the valuation of Pinnacle's workforce which cannot be separately recognised as an intangible asset.
(b) Acquisition of Dropet
On 1 October 2024, the Group acquired certain assets which qualified as a business combination, from Dropet Intertrade SL and Dropet Brokers Limited for the consideration noted below. Dropet comprises a physical biofuel broking business and a derivatives trading business. The acquisition gives the Group additional capabilities in physical biofuel products.

$m
Cash consideration	2.0
Total consideration	2.0

Fair value of identifiable net assets:
Intangible asset	0.2
Total fair value of identifiable assets and liabilities	0.2
Goodwill	1.8
Intangible asset
The intangible asset acquired as part of the transaction consists of the Dropet brand.
Contribution to the Group's results
The asset acquisition of Dropet contributed $0.8m revenue and a profit before tax of $0.3m to the
Group’s results for the period between the date of acquisition and the reporting date. It is impracticable to determine the impact of the asset acquisition on the performance of the Group had it been acquired on the first day of the financial year owing to the  financial information for the acquired assets not being maintained separately in the acquiree's records prior to the disposal date.
Goodwill
The goodwill recognised on acquisition related to expected growth and revenue synergies with the
Group's existing product and service offerings and the valuation of the workforce taken over which cannot be separately recognised as an intangible asset.
(c) Acquisition of ILS Brokers Limited
On 1 December 2024, the Group, through Spectron Services Limited, a wholly owned subsidiary, acquired all of the share capital in ILS Brokers Limited ('ILS') for the consideration noted below. ILS is a multinational brokerage house based in Tel Aviv. The acquisition will create growth opportunity within
Capital Markets to enhance the FX offering to other currencies.

$m
Cash consideration	5.3
Total consideration	5.3

Fair value of identifiable net assets:
Intangible assets	1.7
Cash and cash equivalents	0.3
Trade and other receivables	1.1
Property, plant and equipment	0.1
Right of use asset	0.2
Lease Liability	(0.3)
Trade and other payables	(0.6)
Deferred tax liability	(0.3)
Total fair value of identifiable assets and liabilities	2.2
Goodwill	3.1
Trade and other receivables
Trade and other receivables consist of trade receivables of $0.8m and other debtors of $0.3m. The fair value of trade receivables approximates to their book value. Gross contractual amounts of trade receivables are $0.8m.
Contribution to the Group's results
ILS contributed $0.3m revenue and a loss before tax of $8k to the Group’s results for the period between the date of acquisition and the reporting date. If the acquisition of ILS had been completed on the first day of the financial year, Group revenue for the year would have increased by $4.5m and Group profit before tax would have increased by $0.2m.
Acquisition related costs
Costs directly related to the acquisition (included in other expenses) consist mainly of legal expenses totalling $0.1m.
Goodwill
The goodwill recognised on acquisition related to the expected growth and revenue synergies with the Group's existing product and service offerings and the valuation of ILS' workforce and brand which cannot be separately recognised as an intangible asset.
Provisional accounting
The preliminary consideration for the acquisition consisted of the fixed premium of $4.5m and the net asset value of $0.8m totalling $5.3m. The net asset value was based upon the initial closing balance sheet dated 31 October 2024.
As per the share purchase agreement, the legal mechanism to true up to the final consideration and net assets is that 120 days after the completion date (31 March 2025) both the buyer and seller agree on a completion balance sheet as at 1 December 2024 detailing the assets and liabilities that were purchased as a part of the acquisition.
Acquisitions in 2023:
(a) Acquisition of OTCex SA Group companies
On 1 February 2023, the Group acquired 100% of the share capital of the entities engaged in voice brokerage from OTCex SA (HPC SA, OTCex Hong Kong, OTCex LLC). The acquisition of the three companies was accounted for as a single acquisition under IFRS 3. The acquisition expanded the capabilities and geographical reach of the capital markets business.

	FX rate
		$m
Cash consideration (€54.8m)	1.0864 €/$	59.6
Contingent consideration		4.2
Total consideration		63.8

Fair value of identifiable net assets:
Property, plant and equipment		1.3
Intangible assets		1.7
Right-of-use assets		6.3
Cash and cash equivalents		29.8
Trade and other receivables		70.2
Trade and other payables		(51.7)
Lease liabilities		(6.3)
Taxes		(0.3)
Deferred tax liability		(0.2)
Total fair value of identifiable assets and liabilities		50.8
Goodwill[1]		13.0
1. There was an adjustment to the goodwill during 2024 resulting from an adjustment to the contingent consideration.
Intangible assets
Intangible assets acquired as part of the transaction consist of the HPC ($1.0m) and OTCex ($0.7m)
brands.
Trade and other receivables
Trade and other receivables consist of trade receivables of $58.9m and other debtors of $11.3m. The fair value of trade receivables approximates to their book value. Gross contractual amounts of trade receivables are $58.9m.
Contribution to the Group's results
OTCex contributed $139.6m revenue and a profit before tax of $0.3m to the Group’s results for the period between the date of acquisition and the reporting date. If the acquisition of OTCex had been completed on the first day of the financial year, Group revenue for the year would have increased by
$151.2m and Group profit before tax would have increased by $0.1m.
Consideration
The consideration paid is split between the net asset value of the acquisition balance sheets of the entities being purchased of $48.9m (€45.0m), a premium $10.7m (€9.8m) and contingent consideration. As the contingent consideration is calculated as a specific percentage of earnings of the acquired business for the 4-year period following the acquisition date, it is not possible to estimate a range as the contingent consideration is based upon earnings which could be uncapped as the earnings of the business are not capped. The fair value of the contingent consideration was $5.0m (€4.6m) at the acquisition date. This represented the Group’s estimate of the present value of the cash outflows and based on the best estimate of the profit levels of the acquired business after combination. At 31 December 2023, the deferred contingent consideration credit was revalued downwards by $1.3m (€1.2m) to $3.7m (€3.4m) as a result of the post acquisition performance of the acquired entities not meeting the required hurdle rate in the first year. This reduction in the contingent consideration liability has been recognised as a reduction in the value of goodwill associated with the transaction.
Acquisition-related costs
Acquisition-related costs (included in other expenses) amounted to $0.6m.
Goodwill
The goodwill recognised on acquisition relates to expected growth and revenue synergies with the
Group’s existing product and service offerings. The total amount of goodwill that is expected to be deductible for tax purposes is $1.8m.
(b) Acquisition of Global Metals Network Limited
On 1 July 2023, the Group acquired all of the share capital in Global Metals Network Limited ('GMN')
from two private individuals for the consideration noted below. GMN is a recycled metals market maker and was purchased to augment the Group’s current recycled metals strategy and to support our clients as they transition towards a low-carbon economy.

$m
Cash consideration	3.4
Total consideration	3.4

Fair value of identifiable net assets:
Cash and cash equivalents	1.9
Trade and other receivables	2.3
Intangible assets	2.6
Deferred tax liability	(0.4)
Trade and other payables	(3.4)
Total fair value of identifiable assets and liabilities	3.0
Goodwill	0.4
Trade and other receivables
The fair value of trade receivables approximates to their book value.
Intangible assets
The customer list intangible assets relates to new customer relationships introduced to the Group.
In addition to the new customers, the purchase brings in a well-known market maker with knowledge and expertise in the global recycled metals market.
Trade and other payables
The trade and other payables relate to trade creditors and accrued expenses.
Contribution to the Group's results
GMN contributed $1.4m revenue and a loss before tax of $0.5m to the Group’s results for the period between the date of acquisition and the reporting date. If the acquisition of the business and assets had been completed on the first day of the financial year, Group revenue for the year would have increased by $2.5m and Group profit before tax would have decreased by $0.7m. GMN incurred costs of
$0.3m as a result of the acquisition during the period ended 31 December 2023.
Acquisitions in 2023 continued:
(c) Acquisition of Eagle Energy Brokers LLC
On 1 August 2023, the Group acquired all of the share capital in Eagle Energy Brokers LLC (which owns 100% of the share capital of Eagle Commodities Brokers Limited) from two private owners. Eagle
Energy Brokers LLC ('Eagle') was purchased to augment the existing OTC energy business.

$m
Cash consideration	10.7
Total consideration	10.7

Fair value of identifiable net assets:
Cash and cash equivalents	1.1
Trade and other receivables	2.0
Intangible assets	5.2
Trade and other payables	(1.5)
Deferred tax liability	(1.4)
Total fair value of identifiable assets and liabilities	5.4
Goodwill	5.3
Trade and other receivables
The fair value of trade receivables approximates to their book value. Gross contractual amounts of trade receivables are $2.0m.
Intangible assets
The customer list intangible assets acquired consists of over 150 clients ranging from oil majors, trading houses, banks and hedge funds between the commodities and environmental businesses leading to significant ongoing revenue streams. The Group expects to benefit significantly from the acquisition of these new customer relationships while seeking synergies with other parts of the Group's business.
Contribution to the Group's results
Eagle contributed $5.8m revenue and a profit before tax of $0.8m to the Group’s results for the period between the date of acquisition and the reporting date. If the acquisition of the entity had been completed on the first day of the financial year, Group revenue for the year would have increased by
$12.1m and Group profit before tax would have decreased by $0.1m.
Goodwill
The goodwill recognised on acquisition related to expected growth and revenue synergies with the
Group’s existing product and service offerings.
(d) Acquisition of Cowen's Prime Services and Outsourced Trading business
On 1 December 2023, the Group acquired the business and entities related to Cowen’s prime services and outsourced trading business ('Cowen') from Toronto-Dominion Bank. The transaction was structured as an acquisition of trading assets in Hong Kong and the US, and all of the issued share capital of Cowen International Limited being purchased by the Company and its subsidiaries . The Group acquired this business to augment the capital markets business line, adding a significant number of new clients, and increasing its client offering to prime services.
For the purposes of the 2023 financial statements, provisional accounting was applied. The preliminary consideration for the acquisition consisted of the fixed premium of $25.0m and the net asset value of $81.3m totalling $106.3m. The net asset value being based upon the closing balance sheet dated 31 October 2023. As a part of closing there were adjustments to the net asset value totalling
$11.6m which reduced the total consideration.
The below shows the impact of the finalised accounting:

$m
Cash consideration	94.7
Total consideration	94.7

Fair value of identifiable net assets:
Intangible assets	24.0
Property, plant and equipment	0.1
Trade and other receivables	803.5
Derivative instruments – asset	14.0
Cash and cash equivalents	56.3
Trade and other payables	(790.2)
Derivative instruments – liability	(14.0)
Deferred tax liability	(4.5)
Total fair value of identifiable assets and liabilities	89.2
Goodwill[1]	5.5
1.There has been an increase in the Cowen goodwill due to the recognition of deferred tax on the customer list intangible recorded as a part of the finalisation of the purchase price agreement and the finalisation of the provisional accounting during 2024. As the amount was immaterial, it was not retrospectively recorded.
Trade and other receivables and Trade and other payables
Trade and other receivables and trade and other payables represent cash amounts due from and due to brokers and clients. The fair value of the amounts due from brokers and clients and due to brokers and clients approximates their book value.
Derivative instrument
Both the derivative asset and liabilities represent the fair value of outstanding foreign exchange instruments held at fair value through P&L
Contribution to the Group's results
The business and assets acquired from Cowen contributed to $6.2m to the Group’s revenue and
$1.2m of profit before tax for the period between the date of acquisition and the year ended 31 December
2023. If the acquisition of the business and assets had been completed on the first day of the financial year, the Group’s revenue for the year would increased by $112.9m and the profit before tax would have increased by $8.0m.
Acquisition related costs
Costs directly related to the acquisition (included in other expenses) consists mainly of legal expenses totalling $1.1m.
(e) Acquisition of ED&F Man Capital Markets Hong Kong Limited
On 8 February 2023, the Group acquired all of the issued share capital of ED&F Man Capital
Markets Hong Kong Limited for the consideration noted below.

$m
Cash consideration	1.9
Total consideration	1.9

Recognised amounts of identifiable net assets:
Cash and cash equivalents	2.2
Trade and other receivables	0.1
Right-of-use asset	0.6
Trade and other payables	(0.2)
Lease liabilities	(0.5)
Total fair value of identifiable assets and liabilities	2.2
Bargain purchase gain	0.3
Trade and other receivables
The fair value of trade and other receivables approximates to their book value.
Acquisition-related costs
Acquisition-related costs (included in other expenses) amount to $0.1m.
Bargain purchase gain
A bargain purchase gain of $0.3m was recognised as a result of the acquisition. The transaction resulted in a gain due to the discount applied to the purchase; the gain has been recognised within the
Group’s income statement. The transaction resulted in a gain due to the desire of the seller to exit the capital markets business segment and raise capital to meet financial obligations. The lack of other companies that could acquire the business allowed Marex to obtain an acquisition price that was at a material discount to the tangible net asset value of the acquired businesses.